RELATED PARTY TRANSACTIONS (Details Narrative)	1 Months Ended		12 Months Ended
	May 31, 2014 USD ($)	May 31, 2014 CNY (¥)	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	May 31, 2014 CNY (¥)
Related Party Transaction [Line Items]
Accounts payable-related party			$ 398,469	$ 440,237	$ 406,163
Prepaid Rent	$ 725					¥ 5,000
Lease Expiration Date	May 28, 2023	May 28, 2023	Mar. 31, 2021
[custom:OperatingLeasesFutureMinimumPaymentDue-0]			$ 3,625
Payment for rent	$ 789	¥ 5,000
Renewed [Member]
Related Party Transaction [Line Items]
Prepaid Rent	725					¥ 5,000
Payment for rent	$ 789	¥ 5,000
Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable-related party			$ 165,958